Wireless Licenses, Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Changes in Carrying Amount of Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2013	$77,744
Acquisitions (Note 2)	579
Dispositions (Note 2)	(2,361)
Capitalized interest on wireless licenses	566
Reclassifications, adjustments and other	(781)

Balance at December 31, 2013	$75,747
Acquisitions (Note 2)	444
Dispositions (Note 2)	(1,978)
Capitalized interest on wireless licenses	167
Reclassifications, adjustments and other	961

Balance at December 31, 2014	$75,341

Changes in Carrying Amount of Goodwill

Changes in the carrying amount of Goodwill are as follows:

	(dollars in millions)
	Wireless	Wireline	Total
Balance at January 1, 2013	$18,172	$5,967	$24,139
Acquisitions (Note 2)	204	291	495

Balance at December 31, 2013	$18,376	$6,258	$24,634
Acquisitions (Note 2)	15	40	55
Dispositions (Note 2)	–	(38)	(38)
Reclassifications, adjustments and other	(1)	(11)	(12)

Balance at December 31, 2014	$18,390	$6,249	$24,639

Composition of Other Intangible Assets, Net

The following table displays the composition of Other intangible assets, net:

					(dollars in millions)
	2014			2013
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (5 to 13 years)	$3,618	$(2,924)	$694	$3,639	$(2,660)	$979
Non-network internal-use software (3 to 7 years)	13,194	(8,462)	4,732	11,770	(7,317)	4,453
Other (2 to 25 years)	670	(368)	302	691	(323)	368

Total	$17,482	$(11,754)	$5,728	$16,100	$(10,300)	$5,800

Amortization Expense for Other Intangible Assets	The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2014	$1,567
2013	1,587
2012	1,540

Estimated Future Amortization Expense for Other Intangible Assets	Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2015	$1,428
2016	1,193
2017	1,008
2018	843
2019	613